Royalty interests	12 Months Ended
Dec. 31, 2025
Royality interests

5. Royalty interests

As at and for the year ended December 31, 2025:

	Cost				Accumulated Depletion
Royalty interests	Opening	Additions	Impairment	Ending	Opening	Depletion	Ending	Carrying Amount
	$	$	$	$	$	$	$	$
Producing	22,946	11,752	-	34,698	(5,358)	(4,212)	(9,570)	25,128
Non-producing	22,631	5,994	(764)	27,861	(2,235)	(44)	(2,279)	25,582
Deferred acquisition costs	-	69	-	69	-	-	-	69

Total	45,577	17,815	(764)	62,628	(7,593)	(4,256)	(11,849)	50,779

Non-producing royalty interests include development, advanced exploration and exploration stage assets, with exploration and evaluation stage assets comprising a carrying amount of $4,329 at December 31, 2025.

Total royalty interests include carrying amounts in the following countries:

	December 31, 2025	December 31, 2024
	$	$
Australia	42,591	30,452
Canada	2,757	2,757
USA	2,166	2,210
South Africa	1,151	1,915
Mali	1,504	-
Brazil	564	604
Peru	46	46

	50,779	37,984

The new royalties acquired during the year ended December 31, 2025

Kanmantoo

On May 15, 2025, the Company completed the acquisition of the producing Kanmantoo copper-gold royalty in Australia for a purchase price of $11,752, including cash consideration paid to the royalty seller of $11,595, legal and professional fees of $96, and  share-based compensation of $61.

The Kanmantoo royalty is a 2.5% net smelter return (“NSR”) royalty, stepping down to a 0.5% NSR after > 85,000 tonnes of copper is produced.

Wyloo North

On September 3, 2025, the Company completed the acquisition of the Wyloo North 1.5% gross revenue iron ore royalty in Australia for total cash consideration of $983 (A$1,500) and legal and professional fees of $24. The royalty is payable on the first 15 million tonnes of iron ore production from the Wyloo North deposit.

The Wyloo north royalty is a 1.5% gross revenue royalty (“GRR”) on the first 15 million tonnes of production.

Dandoko

On September 26, 2025, the Company completed the acquisition of the Dandoko 1.0% net smelter return gold royalty in Mali for total consideration of $4,000. The consideration comprised the following:

•	Cash consideration of $1,500 paid to the royalty seller on completion of the acquisition and legal and professional fees of $4;
•	Contingent consideration #1 of $1,250 upon first royalty receipts; and
•	Contingent consideration #2 of $1,250 on receipt of payment of 500Koz production from the royalty area. (see Note 16).

The Dandoko royalty is a 1.0% NSR royalty.

St Ives

On September 26, 2025, the Company completed the acquisition of the St Ives 1.04% net gross revenue gold royalty in Australia for total cash consideration of $50.

The St Ives royalty is effectively a 1.04% GRR. The royalty is a 3.0% GRR, but the transaction also includes an obligation for Vox Royalty Australia Pty Ltd. (“Vox Australia”) to pay a 1.96% GRR royalty to a third party.

Stockman

On December 23, 2025, the Company completed the Stockman copper-gold-zinc-silver royalty acquisition in Victoria, Australia for total upfront cash consideration of A$5,000 ($3,328), legal and professional fees of $21, and a further A$10,000 in contingent consideration, for total consideration of up to A$15,000. The A$10,000 in deferred milestone is attached to cumulative production milestones being achieved, payable in either cash or stock at Vox’s election (see Note 16).

The Stockman royalty is a 1.5% NSR, stepping down to a 1.0% NSR after 9 million tonnes of production.

Impairment

During the period ended December 31, 2025, the Company incurred an impairment charge of $764 on its Brits vanadium royalty asset located in South Africa, which was acquired in 2020. This impairment is as a result of the prior operator, Bushveld Minerals (subject to Business Rescue Plan), electing not to progress the Brits project and a subsequent operator (Sable Exploration and Mining Limited) relinquishing their prospecting right application in the fourth quarter of 2025 following significant delays with the Department of Mineral Resources and Energy in South Africa.

Deferred royalty acquisitions

There was $69 of deferred royalty acquisitions as at December 31, 2025 (2024: $nil). Deferred royalty acquisitions relate to costs incurred prior to the execution and closing of a royalty acquisition. Deferred royalty acquisition costs are reallocated to royalty interests upon signing of a definitive agreement. If management determines not to proceed with a proposed acquisition, the deferred costs are expensed as project evaluation expenses.

As at and for the year ended December 31, 2024:

	Cost			Accumulated Depletion
Royalty interests	Opening	Additions	Ending	Opening	Depletion	Ending	Carrying Amount
	$	$	$	$	$	$	$
Producing	23,173	2,423	25,596	(4,195)	(3,086)	(7,281)	18,315
Non-producing	18,730	1,251	19,981	(265)	(47)	(312)	19,669

Total	41,903	3,674	45,577	(4,460)	(3,133)	(7,593)	37,984

Non-producing royalty interests include development, advanced exploration and exploration stage assets, with exploration and evaluation stage assets comprising a carrying amount of $3,248 at December 31, 2024.

The new royalties acquired during the year ended December 31, 2024

Castle Hill Royalty Portfolio

On May 14, 2024, the Company completed the acquisition of the Castle Hill royalty portfolio, an advanced portfolio of four Australian royalties at various stages of development (construction, development and exploration) and the rights to one production-linked milestone payment, for total cash consideration on closing of $3,120 (A$4,700) and legal and professional fees of $20.

Wonmunna

On May 26, 2022, Vox completed the acquisition of a producing royalty over the Wonmunna iron ore mine (“Wonmunna”) from a private company. As part of the acquisition, there was a holdback amount, recorded as restricted cash that became due and payable prior to December 31, 2024, following the completion of certain conditions and subject to potential deductions. The remaining holdback amount was paid to the previous royalty holder in December 2024.